Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation Of Revenue [Line Items]
Total revenue	$ 740.7	$ 676.2	$ 630.1
Cloud recurring services revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	415.7	311.6	219.6
Cloud professional services revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	113.1	98.3	86.9
Cloud Revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	528.8	409.9	306.5
Bureau recurring services revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	209.3	262.3	317.9
Bureau professional services revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	2.6	4.0	5.7
Bureau Revenue [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	211.9	266.3	323.6
Dayforce [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	437.5	325.5	227.7
Powerpay [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	$ 91.3	$ 84.4	$ 78.8